Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New York Life Investments Active ETF Trust
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000241259
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Assets ETF
Trading Symbol	IQRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI CBRE Real Assets ETF	$71	0.65%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the CBRE Real Assets Blended Index was affected by subsector positioning and security selection. Market conditions during the period reflected continued investor interest in real assets amid economic uncertainty, supported by attractive valuations and resilient underlying fundamentals. Growing power demand associated with expanding AI investment also strengthened the outlook for real assets, while improving sentiment toward earnings resilience contributed to a rebound in several previously underperforming sectors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI CBRE Real Assets ETF - NAV 13,498	MSCI World® Index (Net)17,262	CBRE Real Assets Blended Index13,532
5/10/2023	10,000	10,000	10,000
4/24	9,984	11,917	9,991
4/25	11,424	13,366	11,396
4/26	13,498	17,262	13,532

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	5/10/2023	18.16%	10.61%
MSCI World® Index (Net)Footnote Reference1		29.16%	20.14%
CBRE Real Assets Blended IndexFootnote Reference2		18.74%	10.70%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,910,640
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$6,910,640
Total number of portfolio holdings	102
Total advisory fees paid	$0
Portfolio turnover rate	108%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Welltower, Inc.	6.5%
Equinix, Inc.	4.2%
Simon Property Group, Inc.	3.1%
Xcel Energy, Inc.	3.0%
WEC Energy Group, Inc.	2.6%
Williams Cos., Inc. (The)	2.0%
Atmos Energy Corp.	1.9%
SSE PLC	1.8%
National Grid PLC	1.7%
First Industrial Realty Trust, Inc.	1.7%

*  Excluding short-term investments

Top Industries

Table Summary
Utilities	28.3%
Transportation	11.9%
Healthcare Facilities	10.1%
Diversified Property Holdings	9.0%
Retail: Enclosed Malls	6.9%
Industrial Properties	6.7%
Datacenters	6.6%
Midstream/Pipelines	6.4%
Residential	2.9%
Short-Term Investments	2.2%
Other	9.0%

Material Fund Change [Text Block]
C000225893
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Core Plus Bond ETF
Trading Symbol	CPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Core Plus Bond ETF	$33	0.32%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index was affected by various allocation and selection factors. Market conditions during the period reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and continued resilience in economic growth, which supported tight credit spreads and strong investor demand for yield-oriented assets. The Fund’s relative performance benefited from carry and spread tightening across credit-sensitive sectors, more than offsetting underweight exposure to rate-sensitive sectors.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Core Plus Bond ETF - NAV 10,373	Bloomberg U.S. Aggregate Bond Index10,000	Core Plus Bond Blended Index10,412
6/29/2021	10,000	10,000	10,000
4/22	9,069	9,068	9,128
4/23	8,950	9,029	9,121
4/24	9,052	8,897	9,169
4/25	9,881	9,610	9,918
4/26	10,373	10,000	10,412

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	6/29/2021	4.98%	0.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	0.00%
Core Plus Bond Blended IndexFootnote Reference2		4.98%	0.84%

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
AssetsNet	$ 307,528,708
Holdings Count | Holding	872
Advisory Fees Paid, Amount	$ 671,076
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$307,528,708
Total number of portfolio holdings	872
Total advisory fees paid	$671,076
Portfolio turnover rate	106%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
U.S. Treasury Bonds, 4.63%-4.75%, due 2/15/46 - 2/15/56	6.1%
U.S. Treasury Notes, 3.88%-4.13%, due 4/15/29 - 2/15/36	5.1%
Government National Mortgage Association, 0.00%-7.88%, due 7/20/44 - 3/16/66	3.9%
Fannie Mae Pool, 2.00%-6.00%, due 10/1/50 - 6/1/54	3.4%
Connecticut Avenue Securities Trust, 5.60%-13.01%, (1 Month SOFR + 2.00%), due 11/25/39 - 7/25/44	2.2%
Freddie Mac Pool, 2.00%-6.00%, due 3/1/52 - 8/1/55	2.2%
Freddie Mac REMICS, 0.00%-4.00%, due 6/25/50 - 6/25/55	1.3%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.1%
Fannie Mae REMICS, 0.00%-5.00%, due 11/25/42 - 6/25/55	1.0%
Freddie Mac STACR REMIC Trust, 5.00%-8.86%, (1 Month SOFR + 1.65%), due 4/25/42 - 1/25/50	1.0%

*  Excluding short-term investments

Top Industries

Table Summary
Mortgage Securities	30.1%
Asset-Backed Securities	7.5%
Banks	6.1%
U.S. Treasury Bond	6.1%
Electric	5.2%
U.S. Treasury Note	5.1%
Diversified Financial Services	2.9%
Pipelines	2.7%
Short-Term Investments	2.3%
Media	1.8%
Other	30.2%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.30% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.30% through August 28, 2026.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:
C000238088
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Income ETF
Trading Symbol	IQHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay High Income ETF	$42	0.40%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Very Liquid High Yield Index was affected by various allocation and selection factors. Market conditions during the period reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and continued resilience in economic growth, which supported tight credit spreads and strong investor demand for yield-oriented assets. The Fund’s relative performance benefited from carry and spread tightening across credit-sensitive sectors, while selection and allocation effects in telecommunications, media and technology & electronics detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay High Income ETF - NAV 13,601	Bloomberg U.S. Aggregate Bond Index11,998	Bloomberg Very Liquid High Yield Index13,927
10/25/2022	10,000	10,000	10,000
4/23	10,712	10,833	10,814
4/24	11,521	10,674	11,777
4/25	12,468	11,531	12,749
4/26	13,601	11,998	13,927

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	9.09%	9.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	5.31%
Bloomberg Very Liquid High Yield IndexFootnote Reference2		9.24%	9.87%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 112,783,030
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 189,478
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$112,783,030
Total number of portfolio holdings	361
Total advisory fees paid	$189,478
Portfolio turnover rate	55%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30 - 1/15/34	2.3%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29 - 6/30/32	1.3%
XPLR Infrastructure Operating Partners LP, 7.25%-7.75%, due 1/15/29 - 4/15/34	1.2%
Mineral Resources Ltd., 6.25%-9.25%, due 10/1/28 - 5/1/34	1.1%
OneMain Finance Corp., 6.63%-7.50%, due 1/15/28 - 3/15/32	1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%-9.50%, due 6/1/28 - 6/1/30	1.0%
Newell Brands, Inc., 6.38%-8.50%, due 9/15/27 - 5/15/30	1.0%
Hilcorp Energy I LP / Hilcorp Finance Co., 6.88%-7.25%, due 5/15/34 - 2/15/35	1.0%
Post Holdings, Inc., 4.50%-6.50%, due 9/15/31 - 3/15/36	1.0%
SM Energy Co., 6.63%-7.00%, due 8/1/32 - 4/15/34	0.9%

*  Excluding short-term investments

Top Industries

Table Summary
Media	9.5%
Oil & Gas	8.2%
Commercial Services	7.3%
Retail	6.4%
Electric	5.7%
Diversified Financial Services	4.7%
Telecommunications	4.7%
Short-Term Investments	4.5%
Chemicals	3.7%
Healthcare-Services	3.5%
Other	41.8%

Material Fund Change [Text Block]
C000248469
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Securitized Income ETF
Trading Symbol	SECR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Securitized Income ETF	$34	0.33%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg U.S. Securitized Bond Index was affected primarily by allocation and selection factors. Market conditions reflected moderating inflation, a gradual shift from restrictive monetary policy toward cautious central bank rate cuts and resilient economic growth, which supported tight credit spreads and returns driven largely by carry and spread tightening. Positioning in non-agency commercial mortgage-backed securities (“CMBS”), credit risk transfer bonds and non-agency residential mortgage-backed securities (“RMBS”) supported the Fund’s relative performance, while agency passthroughs and agency CMBS detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Securitized Income ETF - NAV 11,417	Bloomberg U.S. Aggregate Bond Index 10,583	Bloomberg U.S. Securitized Bond Index 10,650
10/01/2019	10,000	10,000	10,000
1/31/2020	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797
4/30/2025	10,925	10,170	10,096
10/31/2025	11,286	10,526	10,511
4/30/2026	11,417	10,583	10,650

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV*	10/1/2019	4.51%	1.20%	2.03%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference1		4.06%	0.18%	0.86%
Bloomberg U.S. Securitized Bond IndexFootnote Reference2		5.49%	0.44%	0.96%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
AssetsNet	$ 160,378,084
Holdings Count | Holding	462
Advisory Fees Paid, Amount	$ 379,255
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$160,378,084
Total number of portfolio holdings	462
Total advisory fees paid	$379,255
Portfolio turnover rate	70%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Fannie Mae Pool, 2.00%-6.00%, due 5/1/43 - 2/1/55	18.6%
Freddie Mac Pool, 2.00%-6.00%, due 1/1/46 - 12/1/55	14.2%
Government National Mortgage Association, 0.00%-7.09%, due 7/20/44 - 3/16/66	3.1%
J.P. Morgan Mortgage Trust, 0.22%-6.00%, due 3/25/50 - 4/25/55	2.7%
RCKT Mortgage Trust, 2.50%, due 11/25/51 - 2/25/52	2.4%
Connecticut Avenue Securities Trust, 5.60%-13.15%, (1 Month SOFR + 6.86%), due 11/25/39 - 7/25/44	2.1%
Flagship Credit Auto Trust, 1.27%-5.80%, due 3/15/27 - 2/15/30	1.5%
Fannie Mae REMICS, 1.25%-5.50%, due 10/25/35 - 6/25/55	1.4%
Freddie Mac STACR REMIC Trust, 6.30%-14.65%, (1 Month SOFR + 6.25%), due 1/25/34 - 1/25/51	1.3%
Zayo Issuer LLC, 5.57%-8.44%, due 3/20/55 - 10/20/55	1.2%

*  Excluding short-term investments

Portfolio Composition

Table Summary
Mortgage Securities	80.5%
Asset-Backed Securities	15.8%
Collateralized Loan Obligations	1.7%
Short-Term Investments	1.6%
U.S. Treasury Note	1.0%
Other Asset and Liabilities	(0.6)%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.28% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.28% through August 28, 2026.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:
C000267030
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Allocation ETF
Trading Symbol	MMMA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Allocation ETF (the "Fund") for the period of December 16, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Allocation ETF	$13	0.35%
Footnote	Description
Footnote1	The Fund commenced operations on December 16, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote3	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

Since its inception on December 16, 2025, through April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal Bond Index was primarily affected by strong security selection. Curve positioning was also beneficial as longer maturity bonds outperformed and overweight exposure to this segment, along with strong security selection, bolstered returns. Duration posture hindered performance in relative terms.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Muni Allocation ETF - NAV 10,255	Bloomberg Municipal Bond Index10,118	Muni Allocation Blended Index10,127
12/16/2025	10,000	10,000	10,000
4/26	10,255	10,118	10,127

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Allocation ETF - NAV	12/16/2025	2.55%
Bloomberg Municipal Bond IndexFootnote Reference2		1.18%
Muni Allocation Blended IndexFootnote Reference3		1.27%

Performance Inception Date	Dec. 16, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 27,759,297
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$27,759,297
Total number of portfolio holdings	47
Total advisory fees paid	$0
Portfolio turnover rate	40%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Natomas Unified School District, 0.05%, due 8/1/28	4.5%
South Carolina Public Service Authority, Series B, 5.00%, due 12/1/46	4.1%
Pennsylvania Economic Development Financing Authority, Series B, 5.00%, due 6/15/31	3.9%
Black Belt Energy Gas District, Series B, 5.00%, due 12/1/34	3.9%
Los Angeles Department of Water & Power Water System Revenue, Series C, 5.00%, due 7/1/44	3.9%
Chicago O'Hare International Airport, Series E, 5.50%, due 1/1/48	3.8%
Northern California Energy Authority, 5.00%, due 12/1/54	3.8%
Main Street Energy, Inc., Series D, 5.00%, due 12/1/33	3.8%
Illinois State Toll Highway Authority, Series B, 5.00%, due 1/1/37	3.8%
Denver City & County Housing Authority, Series A, 5.00%, due 12/1/45	3.7%

*  Excluding short-term investments

Top States

Table Summary
Illinois	15.3%
California	12.8%
Colorado	8.6%
Texas	7.7%
Puerto Rico	6.7%
South Carolina	4.1%
Alabama	4.0%
Pennsylvania	3.9%
Georgia	3.8%
Arizona	3.7%
Other	29.4%

Material Fund Change [Text Block]
C000184310
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Insured ETF
Trading Symbol	MMIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Insured ETF	$31	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal All Insured Bond Index was primarily impacted by various factors. The Fund employed an overweight to longer maturity positions based on relative value considerations. Longer-maturity bonds outperformed over the period and the Fund benefited from its positioning. Strong selection in the local general obligation sector also drove relative results.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Muni Insured ETF - NAV 12,441	Bloomberg Municipal Bond Index12,054	Bloomberg Municipal All Insured Bond Index12,423
10/18/2017	10,000	10,000	10,000
4/18	9,987	9,864	9,903
4/19	10,658	10,471	10,617
4/20	11,090	10,697	10,929
4/21	12,012	11,526	11,945
4/22	10,968	10,617	10,872
4/23	11,159	10,922	11,186
4/24	11,405	11,150	11,452
4/25	11,610	11,335	11,615
4/26	12,441	12,054	12,423

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	7.16%	0.70%	2.59%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.90%	2.21%
Bloomberg Municipal All Insured Bond IndexFootnote Reference2		6.96%	0.79%	2.57%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 425,197,787
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 905,375
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$425,197,787
Total number of portfolio holdings	211
Total advisory fees paid	$905,375
Portfolio turnover rate	59%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
New York Transportation Development Corp., 5.00%-6.00%, due 6/30/44 - 6/30/55	3.3%
Pennsylvania Economic Development Financing Authority, 5.50%-5.75%, due 6/30/42 - 12/31/62	2.0%
Grand River Hospital District, 6.00%, due 12/1/38 - 12/1/45	2.0%
Allegheny County Airport Authority, 5.25%-5.50%, due 1/1/39 - 1/1/50	1.8%
Wayne County Airport Authority, Series B, 5.50%, due 12/1/48	1.7%
Southwestern Illinois Development Authority, 5.50%, due 12/1/40 - 4/1/50	1.7%
Los Angeles Department of Water & Power, 5.00%, due 7/1/48 - 7/1/55	1.6%
Greater Asheville Regional Airport Authority, 5.25%, due 7/1/41 - 7/1/53	1.6%
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.25%-5.50%, due 9/1/51 - 9/1/58	1.6%
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, 5.50%, due 10/1/51 - 10/1/56	1.5%

*  Excluding short-term investments

Top States

Table Summary
Illinois	15.2%
Texas	14.7%
California	9.8%
Pennsylvania	6.5%
Florida	6.3%
New York	5.4%
Colorado	3.9%
Michigan	3.4%
Washington	2.7%
Short-Term Investments	2.6%
Other	29.5%

Material Fund Change [Text Block]
C000257922
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Short Duration ETF
Trading Symbol	MMSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Short Duration ETF (the "Fund") for the period of May 6, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Short Duration ETF	$25	0.25%
Footnote	Description
Footnote1	The Fund commenced operations on May 6, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote2	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote3	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg 3-Year Municipal Bond Index was affected primarily by security selection. In addition, out-of-Index exposure to longer-dated bonds bolstered relative returns. Overweight allocation to the strong-performing housing sector further supported relative performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Muni Short Duration ETF - NAV 10,472	Bloomberg Municipal Bond Index10,629	Bloomberg 3-Year Municipal Bond Index10,406
5/6/2025	10,000	10,000	10,000
4/26	10,472	10,629	10,406

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Short Duration ETF - NAV	5/6/2025	4.72%
Bloomberg Municipal Bond IndexFootnote Reference2		6.29%
Bloomberg 3-Year Municipal Bond IndexFootnote Reference3		4.06%

Performance Inception Date	May 06, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 61,953,333
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 36,148
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$61,953,333
Total number of portfolio holdings	130
Total advisory fees paid	$36,148
Portfolio turnover rate	158%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33 - 1/1/54	3.0%
New Hampshire Business Finance Authority, 4.00%-5.88%, due 12/1/28 - 12/15/33	2.5%
Southeast Energy Authority A Cooperative District, 4.00%-5.00%, due 10/1/30 - 5/1/55	2.2%
Village of Pingree Grove IL, 3.50%, due 3/1/31	2.0%
California Health Facilities Financing Authority, Series B, 3.00%, due 2/1/45	1.9%
Industrial Development Authority of the City of Phoenix Arizona (The), Series A, 3.30%, due 11/15/52	1.9%
North Carolina Medical Care Commission, 3.35%-3.75%, due 10/1/30 - 1/1/31	1.9%
Michigan Finance Authority, 3.27%-3.94%, (Municipal Swap Index + 0.85%), due 6/1/39 - 12/1/39	1.9%
Buckeye Tobacco Settlement Financing Authority, Series 2, 5.00%, due 6/1/32	1.7%
New York City Housing Development Corp., Series 2024-8SPR A, 5.46%, due 12/15/31	1.6%

*  Excluding short-term investments

Top States

Table Summary
Texas	12.3%
California	8.7%
Georgia	6.6%
New York	6.2%
Alabama	4.6%
North Carolina	4.4%
Arizona	4.3%
Illinois	4.3%
Indiana	4.3%
New Jersey	3.6%
Other	40.7%

Material Fund Change [Text Block]
C000184311
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Intermediate ETF
Trading Symbol	MMIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay Muni Intermediate ETF	$31	0.30%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Year Blend was primarily affected by strong curve positioning. Sector selection was also beneficial, aided by the outperformance of the overweighted housing sector and positive coupon selection. In terms of sector allocation, underweight positions in transportation and state general obligations detracted.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay Muni Intermediate ETF - NAV 12,539	Bloomberg Municipal Bond Index12,054	Bloomberg Municipal Bond Index 1-15 Year Blend12,024
10/18/2017	10,000	10,000	10,000
4/18	9,966	9,864	9,853
4/19	10,623	10,471	10,403
4/20	10,904	10,697	10,649
4/21	11,864	11,526	11,323
4/22	11,018	10,617	10,554
4/23	11,311	10,922	10,923
4/24	11,548	11,150	11,124
4/25	11,830	11,335	11,346
4/26	12,539	12,054	12,024

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	5.99%	1.11%	2.69%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.90%	2.21%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference2		5.98%	1.21%	2.18%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,569,867,830
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 2,826,664
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$1,569,867,830
Total number of portfolio holdings	862
Total advisory fees paid	$2,826,664
Portfolio turnover rate	32%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
Black Belt Energy Gas District, 3.44%-5.50%, due 6/1/26 - 12/1/55	3.1%
Los Angeles Department of Water & Power, 5.00%-5.25%, due 7/1/29 - 7/1/45	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 12/1/31 - 5/1/55	1.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30 - 10/1/55	1.8%
New Hampshire Business Finance Authority, 3.63%-5.25%, due 8/20/39 - 10/1/51	1.7%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33 - 6/1/55	1.6%
City of New York NY, 3.45%-5.00%, due 6/1/44 - 2/1/55	1.6%
University of California, 3.00%, due 5/15/48	1.4%
California Community Choice Financing Authority, 3.90%-5.25%, due 2/1/31 - 4/1/56	1.4%
Kerrville Public Utility Board Public Facility Corp., 5.00%-5.25%, due 4/15/32 - 4/15/45	1.3%

*  Excluding short-term investments

Top States

Table Summary
Texas	10.6%
California	9.0%
Illinois	7.2%
New York	7.1%
Alabama	6.4%
Georgia	4.2%
Pennsylvania	2.7%
Indiana	2.7%
Kentucky	2.5%
North Carolina	2.4%
Other	45.2%

Material Fund Change [Text Block]
C000222073
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Intermediate ETF
Trading Symbol	MMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI MacKay California Muni Intermediate ETF	$36	0.35%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Bloomberg California Intermediate Municipal Bond Index was primarily affected by security selection. Out-of-Index exposure to non-rated bonds, as well as U.S. territories—particularly Puerto Rico—affected relative returns, as did overweight exposure to bonds maturing over 10 years. The Fund maintained an overweight allocation to longer-maturity positions based on relative valuations.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI MacKay California Muni Intermediate ETF - NAV 10,036	Bloomberg Municipal Bond Index10,355	Bloomberg California Intermediate Municipal Bond Index10,436
12/21/2021	10,000	10,000	10,000
4/22	8,782	9,121	9,186
4/23	8,983	9,383	9,583
4/24	9,228	9,578	9,697
4/25	9,445	9,738	9,857
4/26	10,036	10,355	10,436

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	6.26%	0.08%
Bloomberg Municipal Bond IndexFootnote Reference1		6.34%	0.80%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference2		5.87%	0.98%

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 84,529,051
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 88,722
InvestmentCompanyPortfolioTurnover	81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$84,529,051
Total number of portfolio holdings	120
Total advisory fees paid	$88,722
Portfolio turnover rate	81%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
California Community Choice Financing Authority, 3.90%-5.50%, due 2/1/36 - 10/1/56	13.6%
California Municipal Finance Authority, 2.50%-5.25%, due 7/1/28 - 1/1/56	8.8%
California Health Facilities Financing Authority, 3.00%-5.00%, due 4/1/32 - 2/1/45	6.5%
California Statewide Communities Development Authority, 4.00%-5.00%, due 3/1/28 - 9/2/37	6.1%
State of California, 5.00%-5.25%, due 8/1/32 - 8/1/37	3.3%
Southern California Public Power Authority, 5.00%, due 7/1/34 - 7/1/53	2.5%
California State Public Works Board, Series A, 5.00%, due 9/1/35	2.4%
University of California, 5.00%, due 5/15/32 - 5/15/38	2.4%
San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, due 5/1/31 - 5/1/36	2.3%
Perris Union High School District Financing Authority, 5.00%, due 9/1/32 - 9/1/34	2.0%

*  Excluding short-term investments

Top Industries

Table Summary
General	29.4%
Medical	12.4%
School District	10.8%
General Obligation	8.2%
Airport	7.5%
Mello-Roos	5.8%
Higher Education	4.9%
Power	4.7%
Water	4.1%
Transportation	3.4%
Other	8.8%

Material Fund Change [Text Block]
C000234758
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth ETF
Trading Symbol	IWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Large Cap Growth ETF	$57	0.51%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s relative performance versus the Russell 1000® Growth Index was driven primarily by security selection and, to a lesser extent, sector allocation. The strongest contributors were industrials, consumer staples and real estate. The most significant detractors were information technology, communication services and financials.

The table below summarizes the key factors that materially affected Fund performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Winslow Large Cap Growth ETF - NAV 21,847	Russell 3000® Index19,940	Russell 1000® Growth Index22,616
6/23/2022	10,000	10,000	10,000
4/23	11,489	11,171	11,469
4/24	15,732	13,662	15,117
4/25	17,823	15,220	17,313
4/26	21,847	19,940	22,616

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	6/23/2022	22.58%	22.47%
Russell 3000® IndexFootnote Reference1		31.01%	19.60%
Russell 1000® Growth IndexFootnote Reference2		30.63%	23.57%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
AssetsNet	$ 316,188,765
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,841,773
InvestmentCompanyPortfolioTurnover	139.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$316,188,765
Total number of portfolio holdings	41
Total advisory fees paid	$1,841,773
Portfolio turnover rate	139%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	12.0%
Alphabet, Inc., Class C	10.1%
Apple, Inc.	8.7%
Broadcom, Inc.	7.4%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.2%
Netflix, Inc.	2.6%
Mastercard, Inc., Class A	2.3%
Eli Lilly & Co.	2.0%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	47.2%
Communication Services	18.2%
Industrials	12.1%
Consumer Discretionary	9.5%
Health Care	6.2%
Financials	5.3%
Materials	0.9%
Short-Term Investments	0.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.50% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.50% through August 28, 2026.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:
C000234759
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Focused Large Cap Growth ETF
Trading Symbol	IWFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Winslow Focused Large Cap Growth ETF	$54	0.49%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance relative to the Russell 1000® Growth Index was driven primarily by security selection and to a lesser degree by sector allocation, as detailed in the table below. The strongest contributors to relative performance included positioning in the industrials. The most significant detractors included positioning in information technology, communication services and financials.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	NYLI Winslow Focused Large Cap Growth ETF - NAV 22,298	Russell 3000® Index19,940	Russell 1000® Growth Index22,616
6/23/2022	10,000	10,000	10,000
4/23	11,812	11,171	11,469
4/24	16,219	13,662	15,117
4/25	18,801	15,220	17,313
4/26	22,298	19,940	22,616

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	6/23/2022	18.60%	23.12%
Russell 3000® IndexFootnote Reference1		31.01%	19.60%
Russell 1000® Growth IndexFootnote Reference2		30.63%	23.57%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
AssetsNet	$ 57,427,468
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 116,501
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund's net assets	$57,427,468
Total number of portfolio holdings	30
Total advisory fees paid	$116,501
Portfolio turnover rate	54%

Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	14.3%
Microsoft Corp.	9.1%
Apple, Inc.	8.6%
Alphabet, Inc., Class C	8.3%
Amazon.com, Inc.	6.9%
Broadcom, Inc.	4.7%
GE Vernova, Inc.	4.4%
Meta Platforms, Inc., Class A	4.1%
Trane Technologies PLC	3.7%
Analog Devices, Inc.	3.4%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	51.5%
Communication Services	13.6%
Industrials	12.5%
Consumer Discretionary	11.6%
Health Care	5.5%
Financials	4.9%
Short-Term Investments	0.5%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of certain changes and planned changes to the Fund since May 1, 2025:

Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.46% through August 28, 2026.

For more complete information, you may review or order printed copies of the Fund’s next prospectus, which we expect to be available by August 28, 2026 at dfinview.com/NYLIM. You may also call 888-474-7725 to obtain a copy of the Fund’s current prospectus.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund added an additional expense limitation arrangement to lower the Fund’s expense cap to 0.46% through August 28, 2026.
Summary of Change Legend [Text Block]	The following is a summary of certain changes and planned changes to the Fund since May 1, 2025: